WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

WESTERN ASSET CORE PLUS BOND FUND

Dated May 1, 2012

The second paragraph under the heading "Principal investment strategies" in the Summary Prospectus and the Prospectus of the Fund is deleted and replaced with the following:

The fund may invest up to 20% of its total assets in non-U.S. dollar denominated securities. Up to 20% of the fund's net assets may be invested in debt securities that are not rated Baa or BBB or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated Baa or BBB or above by one or more NRSROs or unrated securities of comparable quality are known as "investment grade securities." Securities rated below investment grade are commonly known as "junk bonds"or "high yield securities." The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.